UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-2556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Merrill Lynch Ready Assets Trust

Schedule of Investments as of September 30, 2005                                                    (in Thousands)

                                                        Face       Interest              Maturity
Issue                                                 Amount       Rate*                   Date              Value
Bank Notes - 0.5%

Bank of America, NA                               $   21,000       3.81 % (a)           8/10/2006     $     21,000

Total Bank Notes (Cost - $21,000)                                                                           21,000


Certificates of Deposit - 0.9%

Citibank, NA                                          35,000       3.65                11/04/2005           35,000

Total Certificates of Deposit (Cost - $35,000)                                                              35,000


Certificates of Deposit - European - 5.6%

BNP Paribas, London                                   32,000       4.395               10/04/2006           32,000

Barclays Bank Plc, London                             27,000       4.05                 3/27/2006           26,979
                                                      10,000       4.06                 7/25/2006            9,975

Calyon, London                                        50,000       3.585               12/28/2005           49,941
                                                      25,000       3.60                 4/10/2006           24,907
                                                      35,000       3.86                 7/05/2006           34,868
                                                      22,000       4.365               10/03/2006           22,000

Societe Generale, London                              25,000       3.44                11/16/2005           24,988

Total Certificates of Deposit - European (Cost - $226,001)                                                 225,658


Certificates of Deposit - Yankee - 7.1%

Barclays Bank Plc, NY                                 53,000       3.781 (a)            8/30/2006           52,990

Canadian Imperial Bank of Commerce, NY                56,000       3.828 (a)           10/13/2006           56,000

HBOS Treasury Services Plc, NY                        10,000       3.15                 1/18/2006            9,969
                                                      25,000       3.845                6/30/2006           24,904

Swedbank, NY                                          40,000       3.425                3/27/2006           40,000

Toronto-Dominion Bank, NY                             25,000       3.75                 6/21/2006           24,890
                                                      25,000       3.95                 7/24/2006           24,913
                                                      30,000       3.795                7/28/2006           29,856
                                                      25,000       3.94                 7/31/2006           24,908

Total Certificates of Deposit - Yankee (Cost - $288,995)                                                   288,430


Commercial Paper - 43.9%

Amsterdam Funding Corp.                               63,000       3.61                10/05/2005           62,987
                                                      20,000       3.63                10/06/2005           19,994
                                                      50,000       3.62                10/13/2005           49,950
                                                      20,000       3.69                10/14/2005           19,977
                                                      22,000       3.71                10/21/2005           21,959
                                                      25,000       3.80                11/09/2005           24,902

Aspen Funding Corp.                                   25,000       3.45                10/03/2005           25,000
                                                      27,000       3.76                11/02/2005           26,915

Barclays U.S. Funding Corp.                           35,000       3.72                11/17/2005           34,835

CAFCO, LLC                                            20,000       3.81                11/10/2005           19,919

CC (USA) Inc. (Centauri)                              20,000       3.78                10/27/2005           19,950
                                                       9,500       3.73                11/21/2005            9,451

CRC Funding, LLC                                      13,075       3.52                10/03/2005           13,075

Chariot Funding LLC                                   40,000       3.64                10/06/2005           39,988
                                                      10,000       3.62                10/11/2005            9,992
                                                      20,179       3.76                11/03/2005           20,114

Compass Securitization LLC                            37,036       3.61                10/04/2005           37,032
                                                      22,000       3.67                10/11/2005           21,982
                                                      35,000       3.77                10/24/2005           34,923
                                                      34,000       3.77                10/25/2005           33,922

DNB NOR Bank ASA                                      25,000       3.28                10/26/2005           24,942

Danske Corp.                                          25,000       3.51                12/30/2005           24,749

Dorada Finance Inc.                                   28,000       3.60                10/31/2005           27,920
                                                      17,000       3.72                11/23/2005           16,908

Edison Asset Securitization, LLC                      35,000       3.74                12/07/2005           34,742
                                                      40,000       3.73                12/15/2005           39,669

FCAR Owner Trust                                      12,000       3.76                10/25/2005           11,972

Falcon Asset Securitization Corp.                     40,355       3.65                10/12/2005           40,318

Grampian Funding Ltd.                                 25,000       3.62                11/03/2005           24,922

Greyhawk Funding LLC                                  17,000       3.75                10/24/2005           16,963
                                                      50,000       3.70                11/15/2005           49,775

HBOS Treasury Services Plc                            50,000       3.305               11/07/2005           49,822

IXIS Commercial Paper Corp.                           25,000       3.76                12/15/2005           24,793

Jupiter Securitization Corp.                          21,177       3.67                10/18/2005           21,144
                                                      20,000       3.75                10/24/2005           19,956
                                                      40,000       3.70                11/14/2005           39,825

Morgan Stanley                                        50,000       4.008 (a)           12/06/2005           50,000
                                                      30,000       4.008 (a)           12/19/2005           30,000
                                                      18,500       4.018 (a)            2/21/2006           18,500
                                                      21,000       4.018 (a)            3/03/2006           21,000
                                                      11,500       4.018 (a)            3/07/2006           11,500

Newport Funding Corp.                                 35,000       3.82                11/14/2005           34,844

Old Line Funding, LLC                                 34,000       3.64                10/11/2005           33,972
                                                      52,000       3.69                10/17/2005           51,925
                                                      43,000       3.77                11/02/2005           42,865

Park Avenue Receivables Co. LLC                       32,000       3.75                10/19/2005           31,947
                                                      34,000       3.78                10/31/2005           33,900

Santander Central Hispano Finance, Inc.               32,000       3.95                 3/22/2006           31,366

Skandinaviska Ensklida Banken AB                      50,000       3.80 (a)             1/23/2006           50,000

Sheffield Receivables Corp.                           10,000       3.64                10/05/2005            9,998
                                                      25,000       3.70                10/13/2005           24,974
                                                      26,000       3.71                10/14/2005           25,971

Spintab AB                                            32,000       3.92                 2/27/2006           31,458

Thunder Bay Funding LLC                               19,723       3.76                10/20/2005           19,688

Variable Funding Capital Corp.                        25,000       3.63                10/06/2005           24,992

Windmill Funding Corp.                                25,000       3.51                10/04/2005           24,998
                                                      40,000       3.60                10/07/2005           39,984
                                                      35,000       3.62                10/11/2005           34,972
                                                      18,000       3.64                10/12/2005           17,984
                                                      35,000       3.68                10/17/2005           34,950
                                                      22,000       3.70                10/21/2005           21,959
                                                      13,000       3.80                11/08/2005           12,951

Total Commercial Paper (Cost - $1,782,193)                                                               1,781,985


Corporate Notes - 19.4%

ASIF Global Financing XXX                             15,000       3.82 (a)            10/23/2006           15,000

American Honda Finance Corp.                           9,000       3.67 (a)             1/20/2006            9,002
                                                      16,000       3.87 (a)             2/21/2006           16,005
                                                      24,250       4.004 (a)            9/11/2006           24,294

Banc One Corp.                                       100,710       3.52 (a)             9/15/2006          100,825

Blue Heron IX Class A                                 21,000       3.86 (a)             2/22/2006           21,000

CC (USA) Inc. (Centauri)                              25,000       3.75                 4/21/2006           25,000
                                                      26,000       3.818 (a)            5/12/2006           26,000

General Electric Capital Corp.                        50,000       3.889 (a)            9/15/2006           50,000

Goldman Sachs Group, Inc.                             51,700       3.758 (a)           10/13/2006           51,700

HSBC Finance Corp.                                    27,000       3.798 (a)           10/28/2005           27,000
                                                      39,000       3.82 (a)            10/24/2006           39,000

MetLife Global Funding I                              16,500       3.67 (a)            10/06/2006           16,500
                                                      11,500       3.828 (a)           10/13/2006           11,500

Nationwide Building Society                           13,000       4.03 (a)            10/27/2006           13,000

Northern Rock Plc                                     21,500       3.838 (a)           10/06/2006           21,499


Permanent Financing (No.7) Plc                        30,000       3.663 (a)            6/12/2006           30,000

Permanent Financing (No.8) Plc                        30,000       3.688 (a)            3/10/2006           30,000

Pfizer, Inc.                                          25,600       3.66 (a)            11/04/2005           25,598

Procter & Gamble Co.                                  33,500       3.788 (a)           10/10/2006           33,504

Sigma Finance Corp.                                  102,000       3.82 (a)             3/21/2006          101,995
                                                      48,000       3.82 (a)             5/19/2006           47,998
                                                      24,500       3.81 (a)             9/22/2006           24,497

Stanfield Victoria Funding LLC                        15,300       3.82 (a)             5/15/2006           15,299

Westpac Banking Corp.                                 11,000       3.844 (a)           10/11/2006           10,998

Total Corporate Notes (Cost - $787,247)                                                                    787,214


Funding Agreements - 4.3%

Jackson National Life Insurance Co. (b)               86,000       3.773 (a)            5/01/2006           86,000

Metropolitan Life Insurance Co. (b)                   20,000       3.793 (a)            4/03/2006           20,000

Monumental Life Insurance Co. (b)                     20,000       3.838 (a)            2/15/2006           20,000

New York Life Insurance Co. (b)                       20,000       3.96 (a)            10/19/2005           20,000
                                                      30,000       3.92 (a)             5/26/2006           30,000

Total Funding Agreements (Cost - $176,000)                                                                 176,000


U.S. Government Agency & Instrumentality Obligations - Non-Discount - 15.0%

Fannie Mae                                            11,100       2.10                10/21/2005           11,091
                                                      12,000       2.25                 2/17/2006           11,921
                                                       6,410       1.80                 4/20/2006            6,326
                                                       8,550       2.55                 6/01/2006            8,439
                                                       7,200       1.98                 6/26/2006            7,080
                                                      10,000       4.00                 8/08/2006            9,970
                                                      10,000       3.00                 9/20/2006            9,873

Federal Farm Credit Banks                             11,100       3.636 (a)           12/05/2005           11,100
                                                      19,000       3.732 (a)            2/21/2006           18,998
                                                      22,000       3.709 (a)            5/19/2006           21,997
                                                       9,500       2.15                 7/21/2006            9,338
                                                      25,000       3.80 (a)             8/16/2006           24,999
                                                      74,000       3.79 (a)            12/22/2006           73,991
                                                      13,000       3.746 (a)            2/20/2008           12,997

Federal Home Loan Bank System                         12,935       2.40                 5/03/2006           12,797
                                                      50,000       3.645 (a)            5/10/2006           49,989
                                                      25,000       3.69 (a)             5/19/2006           24,997
                                                      37,000       3.75 (a)             6/01/2006           36,987
                                                       5,000       2.25                 6/23/2006            4,927

U.S. Government Agency & Instrumentality Obligations - Non-Discount

Federal Home Loan Bank System                        100,000       3.702 % (a)          8/21/2006           99,947
                                                      15,000       3.25                11/29/2006           14,810
                                                       7,000       3.75                11/30/2006            6,939
                                                      12,500       3.45                 1/10/2007           12,356
                                                      10,000       4.00                 6/13/2007            9,924
                                                       5,300       4.21                 9/14/2007            5,274

Freddie Mac                                            9,000       2.00                11/04/2005            8,990
                                                      12,000       2.30                11/17/2005           11,976
                                                      12,000       2.35                12/09/2005           11,964
                                                      15,000       2.20                12/30/2005           14,936
                                                      15,000       2.15                 1/30/2006           14,910
                                                       7,500       2.15                 2/17/2006            7,450
                                                      12,500       3.82                 7/14/2006           12,433
                                                      13,000       4.45                 9/28/2007           12,934

Total U.S. Government Agency & Instrumentality
Obligations - Non-Discount (Cost - $614,296)                                                               612,660



   Face
  Amount                                               Issue
Repurchase Agreements - 4.4%

 $  177,772  UBS Securities LLC, purchased on 9/30/2005 to yield 3.83% to 10/03/2005, repurchase price
             $177,828,739, collateralized by Farmer Mac Discount Note, due 12/19/05, Farmer Mac,
             3.3751% to 6.68% due 3/3/2006 to 6/10/2014, FICO STRIP*** due 5/2/2006 to 11/2/2018,
             Resolution Funding, 8.125% to 9.375% due 10/15/2019 to 4/15/2030, Resolution Funding
             STRIP***, due 1/15/2014, RFCSP STRIP*** Principal Only due 10/15/2019, Sallie Mae,
             5.25% due 3/15/2006, Tennessee Valley Authority STRIP***, due 4/15/2006 to 5/21/2022,
             Tennessee Valley Authority, 5.375 to 6.25% due 12/15/2017 and Tennessee Valley Authority,
             4.75% due 8/01/2013                                                                           177,772

Total Repurchase Agreements (Cost - $177,772)                                                              177,772

Total Investments (Cost - $4,108,504**) - 101.1%                                                         4,105,719
Liabilities in Excess of Other Assets - (1.1%)                                                            (46,109)
                                                                                                      ------------
Net Assets - 100.0%                                                                                   $  4,059,610
                                                                                                      ============


  * Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown , payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes.
    The interest rates shown are the rates in effect at September 30, 2005.

 ** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $     4,108,523
                                                    ===============
    Gross unrealized appreciation                   $            22
    Gross unrealized depreciation                           (2,826)
                                                    ---------------
    Net unrealized depreciation                     $       (2,804)
                                                    ===============


*** Separately Traded Registered Interest and Principal of Securities.

(a) Floating rate note.

(b) Restricted securities as to resale, representing 4.3% of net assets, were as follows:

                                                                Acquisition
    Issue                                                              Date         Cost            Value
    Jackson National Life Insurance Co., 3.773% due 5/01/2006      5/2/2005     $   86,000     $   86,000
    Metropolitan Life Insurance Co., 3.793% due 4/03/2006          4/1/2005         20,000         20,000
    Monumental Life Insurance Co., 3.838% due 2/15/2006            2/17/2005        20,000         20,000
    New York Life Insurance Co.:
         3.96% due 10/19/2005                                      5/27/2005        20,000         20,000
         3.92% due 5/26/2006                                       10/20/2004       30,000         30,000
                                                                                ----------     ----------
    Total                                                                       $  176,000     $  176,000
                                                                                ==========     ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date: November 17, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Ready Assets Trust


Date: November 17, 2005